Share-Based Compensation Plans (Schedule of Summary of Stock Options) (Details) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Outstanding, beginning balance, in shares | shares	17,158
Granted, in shares | shares	0
Exercised, in shares | shares	0
Forfeited, in shares | shares	(6)
Expired, in shares | shares	(5,504)
Outstanding, ending balance, in shares | shares	11,648
Exercisable, ending balance, in shares | shares	11,018
Outstanding, beginning balance, weighted-average exercise price | $ / shares	$ 31.74
Granted, weighted-average exercise price | $ / shares	0.00
Exercised, weighted-average exercise price | $ / shares	0.00
Forfeited, weighted-average exercise price | $ / shares	18.25
Expired, weighted-average exercise price | $ / shares	38.20
Outstanding, ending balance, weighted-average exercise price | $ / shares	28.70
Exercisable, ending balance, weighted-average exercise price | $ / shares	$ 28.18
Outstanding, ending balance, weighted-average contractual term, years	2 years 10 months 24 days
Outstanding, exercisable, weighted-average contractual term, years	2 years 10 months 24 days
Outstanding, ending balance, aggregate intrinsic value | $	$ 0.0
Exercisable, ending balance, aggregate intrinsic value | $	$ 0.0